Investment Securities (Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities) (Detail) (Equity Securities [Member], JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Acquisition cost	¥ 3,422	¥ 4,309
Gross unrealized gains	2,248	1,455
Gross unrealized losses	191	156
Fair value	¥ 5,479	¥ 5,608